Goldman Sachs Enhanced Income Fund Investment Strategy - Class A Inst Serv Adm Inv R6 Shares [Member] - Goldman Sachs Enhanced Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities and derivatives that have similar economic characteristics to such securities. Fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate notes, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), commercial paper, fixed and floating rate asset- backed securities (including collateralized loan obligations), high yield non-investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality), sovereign and corporate debt securities, and other U.S. dollar denominated debt instruments of emerging market countries (“emerging countries debt”). The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”). The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). Except for asset-backed securities, Mortgage-Backed Securities and U.S. Treasury securities deliverable in futures transactions, the Fund will not invest in securities with remaining maturities of more than 5 years as determined in accordance with the SAI. With respect to asset-backed securities and Mortgage-Backed Securities, the Fund will not invest in asset-backed securities with a weighted average life of more than 5 years. In pursuing the Fund’s investment objective, the Investment Adviser will seek to enhance the Fund’s return by identifying those fixed income securities that are within the maturity limitations discussed above and that the Investment Adviser believes offer advantageous yields relative to other similar securities. The Fund may not invest, in the aggregate, more than 10% of its total assets measured at the time of purchase (“Total Assets”) in (i) emerging countries debt and (ii) non-investment grade fixed income securities. The Fund may engage in forward foreign currency transactions in G4 currencies (U.S. dollar, euro, Great British pound and Japanese yen) for both hedging and non-hedging purposes. The Fund may invest in obligations of domestic and foreign issuers that are denominated in currencies other than the U.S. dollar (and may also be denominated in a currency other than that associated with the issuer’s domicile). The Fund also intends to invest in other derivative instruments, including (but not limited to) interest rate futures contracts, options (including options on futures contracts, swaps, bonds and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps) and other forward contracts. The Fund may use derivatives, instead of buying and selling debt directly, to manage duration, to gain exposure to certain securities or indexes, or to take short positions with respect to individual securities or indexes. The Fund may invest in derivatives that are not denominated in U.S. dollars. The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund’s target duration range under normal interest rate conditions is expected to be approximately 1 year plus or minus 1 year, and over the past five years ended June 30, 2025, the duration of the ICE BofAML One-Year U.S. Treasury Note Index has ranged between 0.87 to 1.00 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the ICE BofAML One-Year U.S. Treasury Note Index. Fixed Income Investment Philosophy: Our process: ◼Combines diversified sources of return by employing multiple strategies ◼Takes a global perspective to seek relative value opportunities ◼Employs focused specialist teams to seek to identify short-term mis-pricings and incorporate long-term views ◼Emphasizes a risk-aware approach as we view risk management as both an offensive and defensive tool No one factor or consideration is determinative in the fundamental investment process.